UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07831

FMI Funds, Inc.

(Exact name of registrant as specified in charter)

790 North Water Street, Suite 2100

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John S. Brandser

Fiduciary Management, Inc.

790 North Water Street

Suite 2100

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 226-4555

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

FMI Common Stock Fund
Investor Class | FMIMX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Common Stock Fund Investor Class gained 3.26%, compared with 10.76% for the Russell 2000 Index and 7.88% for the Russell 2000 Value Index.
Growth stocks have led the market with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by nearly 6% during the period. Relative to history, U.S. valuations are at or near all-time highs, there is unwavering exuberance around artificial intelligence (AI) and technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Broadly speaking, the recent rally in the Russell 2000 to end the fiscal year was driven by lower quality businesses. The FMI Common Stock Fund was underweight Technology (Electronic and Services) due to valuation. The Fund also faced a headwind from its outsized positioning in the Building Products industry as residential construction was under pressure. The Fund benefited from stock selection in Finance and Specialty Retail, as well as not having direct exposure to Health Technology during the period.

Top Contributors
↑	Sectors: Finance, Electronic Technology, Distribution Services
↑	Positions: nVent Electric PLC, FirstCash Holdings Inc., Gates Industrial Corp. PLC

Top Detractors
↓	Sectors: Technology Services, Commercial Services, Producer Manufacturing
↓	Positions: Insight Enterprises Inc., Fortune Brands Innovations Inc., Robert Half Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-AR-302933403

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	3.26	17.12	11.39
Russell 2000® Index	10.76	11.56	9.77
Russell 2000® Value Index	7.88	14.59	9.23
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,233,985,831	Net Advisory Fee	$17,427,725
Number of Holdings	30	Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Aramark	5.3%
FirstCash Holdings, Inc.	4.9%
Arrow Electronics, Inc.	4.9%
Donaldson Co., Inc.	4.8%
Plexus Corp.	4.7%
Gates Industrial Corp. PLC	4.5%
Primerica, Inc.	4.4%
Zions Bancorp NA	4.2%
Simpson Manufacturing Co., Inc.	4.2%
Valvoline, Inc.	4.1%

Sector Breakdown
Finance	24.8%
Producer Manufacturing	19.0%
Distribution Services	13.9%
Consumer Services	9.4%
Consumer Durables	8.2%
Electronic Technology	7.0%
Commercial Services	3.8%
Process Industries	3.8%
Technology Services	3.8%
Cash & Other	6.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Common Stock Fund	PAGE 2	TSR-AR-302933403

FMI Common Stock Fund
Institutional Class | FMIUX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.83%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Common Stock Fund Institutional Class gained 3.39%, compared with 10.76% for the Russell 2000 Index and 7.88% for the Russell 2000 Value Index.
Growth stocks have led the market with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by nearly 6% during the period. Relative to history, U.S. valuations are at or near all-time highs, there is unwavering exuberance around artificial intelligence (AI) and technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Broadly speaking, the recent rally in the Russell 2000 to end the fiscal year was driven by lower quality businesses. The FMI Common Stock Fund was underweight Technology (Electronic and Services) due to valuation. The Fund also faced a headwind from its outsized positioning in the Building Products industry as residential construction was under pressure. The Fund benefited from stock selection in Finance and Specialty Retail, as well as not having direct exposure to Health Technology during the period.

Top Contributors
↑	Sectors: Finance, Electronic Technology, Distribution Services
↑	Positions: nVent Electric PLC, FirstCash Holdings Inc., Gates Industrial Corp. PLC

Top Detractors
↓	Sectors: Technology Services, Commerical Services, Producer Manufacturing
↓	Positions: Insight Enterprises Inc., Fortune Brands Innovations Inc., Robert Half Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-AR-302933601

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	3.39	17.26	11.84
Russell 2000® Index	10.76	11.56	9.84
Russell 2000® Value Index	7.88	14.59	8.70
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,233,985,831	Net Advisory Fee	$17,427,725
Number of Holdings	30	Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Aramark	5.3%
FirstCash Holdings, Inc.	4.9%
Arrow Electronics, Inc.	4.9%
Donaldson Co., Inc.	4.8%
Plexus Corp.	4.7%
Gates Industrial Corp. PLC	4.5%
Primerica, Inc.	4.4%
Zions Bancorp NA	4.2%
Simpson Manufacturing Co., Inc.	4.2%
Valvoline, Inc.	4.1%

Sector Breakdown
Finance	24.8%
Producer Manufacturing	19.0%
Distribution Services	13.9%
Consumer Services	9.4%
Consumer Durables	8.2%
Electronic Technology	7.0%
Commercial Services	3.8%
Process Industries	3.8%
Technology Services	3.8%
Cash & Other	6.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Common Stock Fund	PAGE 2	TSR-AR-302933601

FMI Large Cap Fund
Investor Class | FMIHX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	0.84%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Large Cap Fund Investor Class gained 1.98%, compared with 17.60% for the S&P 500 Index and 9.25% for the iShares Russell 1000 Value ETF.
Growth stocks have led the market with the Russell 1000 Growth ETF outperforming the Russell 1000 Value ETF by over 16% during the period. Relative to history, U.S. valuations are at or near all-time highs, market concentration continues to increase, there is unwavering exuberance around artificial intelligence (AI) and mega cap technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Technology (Electronic and Services) accounted for 73% of the S&P 500 return over the trailing year. An underweight and relative stock selection in these sectors (due to valuation) was the largest driver of underperformance during the period. Additionally, some stock specific detractors in Producer Manufacturing and an overweight in Process Industries negatively impacted performance. Conversely, the Fund’s overweight and positive stock selection in Finance was additive, as was the lack of direct exposure to Energy Minerals and Utilities.

Top Contributors
↑	Sectors: Finance, Consumer Services, Distribution Services
↑	Positions: Charles Schwab Corp., Sony Group Corp.-SP-ADR, Booking Holdings Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Process Industries, Health Technology
↓	Positions: UnitedHealth Group Inc., CarMax Inc., Avery Dennison Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-AR-302933205

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	1.98	10.75	10.22
S&P 500® Index	17.60	16.47	15.30
iShares® Russell 1000 Value ETF	9.25	13.68	10.54
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$1,388,834,730	Net Advisory Fee	$9,659,529
Number of Holdings	29	Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Charles Schwab Corp.	7.5%
Ferguson Enterprises, Inc.	6.7%
Booking Holdings, Inc.	5.8%
Aramark	5.0%
Avery Dennison Corp.	4.5%
Quest Diagnostics, Inc.	4.2%
Carrier Global Corp.	4.1%
Becton Dickinson & Co.	4.1%
CSX Corp.	4.0%
Alphabet, Inc.	3.9%

Sector Breakdown
Finance	17.8%
Consumer Services	10.9%
Distribution Services	10.4%
Health Services	9.8%
Producer Manufacturing	9.7%
Health Technology	7.8%
Technology Services	7.2%
Retail Trade	5.0%
Process Industries	4.5%
Cash & Other	16.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Large Cap Fund	PAGE 2	TSR-AR-302933205

FMI Large Cap Fund
Institutional Class | FMIQX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.71%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Large Cap Fund Institutional Class gained 2.10%, compared with 17.60% for the S&P 500 Index and 9.25% for the iShares Russell 1000 Value ETF.
Growth stocks have led the market with the Russell 1000 Growth ETF outperforming the Russell 1000 Value ETF by over 16% during the period. Relative to history, U.S. valuations are at or near all-time highs, market concentration continues to increase, there is unwavering exuberance around artificial intelligence (AI) and mega cap technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Technology (Electronic and Services) accounted for 73% of the S&P 500 return over the trailing year. An underweight and relative stock selection in these sectors (due to valuation) was the largest driver of underperformance during the period. Additionally, some stock specific detractors in Producer Manufacturing and an overweight in Process Industries negatively impacted performance. Conversely, the Fund’s overweight and positive stock selection in Finance was additive, as was the lack of direct exposure to Energy Minerals and Utilities.

Top Contributors
↑	Sectors: Finance, Consumer Services, Distribution Services
↑	Positions: Charles Schwab Corp., Sony Group Corp.-SP-ADR, Booking Holdings Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Process Industries, Health Technology
↓	Positions: UnitedHealth Group Inc., CarMax Inc., Avery Dennison Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-AR-302933502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	2.10	10.88	10.51
S&P 500® Index	17.60	16.47	15.68
iShares® Russell 1000 Value ETF	9.25	13.68	10.23
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$1,388,834,730	Net Advisory Fee	$9,659,529
Number of Holdings	29	Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Charles Schwab Corp.	7.5%
Ferguson Enterprises, Inc.	6.7%
Booking Holdings, Inc.	5.8%
Aramark	5.0%
Avery Dennison Corp.	4.5%
Quest Diagnostics, Inc.	4.2%
Carrier Global Corp.	4.1%
Becton Dickinson & Co.	4.1%
CSX Corp.	4.0%
Alphabet, Inc.	3.9%

Sector Breakdown
Finance	17.8%
Consumer Services	10.9%
Distribution Services	10.4%
Health Services	9.8%
Producer Manufacturing	9.7%
Health Technology	7.8%
Technology Services	7.2%
Retail Trade	5.0%
Process Industries	4.5%
Cash & Other	16.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Large Cap Fund	PAGE 2	TSR-AR-302933502

FMI International Fund
Investor Class | FMIJX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI International Fund Investor Class gained 4.11%, compared with the MSCI EAFE Index’s return of 12.92% in local currency and 14.99% in U.S. Dollars. The passive currency hedge was a negligible headwind during the period.
The EAFE was driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Finance accounted for 56% of the MSCI EAFE return over the trailing year. An underweight and relative stock selection in this sector was the largest driver of underperformance during the period. Conversely, the Fund’s exposure in Pharmaceutical, Electrical Products, and Industrial Machinery Industries were additive to returns.

Top Contributors
↑	Sectors: Electronic Technology, Producer Manufacturing, Finance
↑	Positions: Sony Group Corp., Booking Holdings Inc., Ryanair Holdings PLC-SP-ADR

Top Detractors
↓	Sectors: Consumer Non-Durables, Retail Trade, Health Technology
↓	Positions: Greggs PLC, B&M European Value Retail SA, Sodexo SA
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund	PAGE 1	TSR-AR-302933304

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	4.11	10.83	7.19
MSCI EAFE® (LOC) Index	12.92	12.54	8.62
MSCI EAFE® (LOC) Value Index	20.28	17.11	8.68
MSCI EAFE® (USD) Index	14.99	11.15	8.17
MSCI EAFE® (USD) Value Index	22.53	15.66	8.16
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,733,531,920	Net Advisory Fee	$30,436,596
Number of Holdings	44	Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Sodexo SA	4.6%
Weir Group PLC	4.3%
Rexel SA	4.2%
Ashtead Group PLC	4.2%
Informa PLC	4.1%
Booking Holdings, Inc.	4.1%
Unilever PLC	4.1%
Koninklijke Philips NV	3.8%
Ryanair Holdings PLC	3.7%
Coca-Cola Europacific Partners PLC	3.7%

Geographic Breakdown
Britain	32.9%
France	10.8%
Japan	9.1%
United States	7.6%
Ireland	7.2%
Netherlands	5.7%
Germany	5.5%
Switzerland	4.6%
Hong Kong	3.4%
Other Countries	13.2%

Sector Breakdown
Consumer Non-Durables	12.6%
Producer Manufacturing	12.2%
Distribution Services	9.6%
Finance	9.0%
Consumer Services	8.7%
Consumer Durables	7.5%
Commercial Services	7.3%
Health Technology	6.0%
Electronic Technology	5.8%
Cash & Other	21.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund	PAGE 2	TSR-AR-302933304

FMI International Fund
Institutional Class | FMIYX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI International Fund Institutional Class gained 4.25%, compared with the MSCI EAFE Index’s return of 12.92% in local currency and 14.99% in U.S. Dollars. The passive currency hedge was a negligible headwind during the period.
The EAFE was driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Finance accounted for 56% of the MSCI EAFE return over the trailing year. An underweight and relative stock selection in this sector was the largest driver of underperformance during the period. Conversely, the Fund’s exposure in Pharmaceutical, Electrical Products, and Industrial Machinery Industries were additive to returns.

Top Contributors
↑	Sectors: Electronic Technology, Producer Manufacturing, Finance
↑	Positions: Sony Group Corp., Booking Holdings Inc., Ryanair Holdings PLC-SP-ADR

Top Detractors
↓	Sectors: Consumer Non-Durables, Retail Trade, Health Technology
↓	Positions: Greggs PLC, B&M European Value Retail SA, Sodexo SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund	PAGE 1	TSR-AR-302933700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	4.25	10.98	6.88
MSCI EAFE® (LOC) Index	12.92	12.54	9.02
MSCI EAFE® (LOC) Value Index	20.28	17.11	9.08
MSCI EAFE® (USD) Index	14.99	11.15	8.69
MSCI EAFE® (USD) Value Index	22.53	15.66	8.74
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,733,531,920	Net Advisory Fee	$30,436,596
Number of Holdings	44	Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Sodexo SA	4.6%
Weir Group PLC	4.3%
Rexel SA	4.2%
Ashtead Group PLC	4.2%
Informa PLC	4.1%
Booking Holdings, Inc.	4.1%
Unilever PLC	4.1%
Koninklijke Philips NV	3.8%
Ryanair Holdings PLC	3.7%
Coca-Cola Europacific Partners PLC	3.7%

Geographic Breakdown
Britain	32.9%
France	10.8%
Japan	9.1%
United States	7.6%
Ireland	7.2%
Netherlands	5.7%
Germany	5.5%
Switzerland	4.6%
Hong Kong	3.4%
Other Countries	13.2%

Sector Breakdown
Consumer Non-Durables	12.6%
Producer Manufacturing	12.2%
Distribution Services	9.6%
Finance	9.0%
Consumer Services	8.7%
Consumer Durables	7.5%
Commercial Services	7.3%
Health Technology	6.0%
Electronic Technology	5.8%
Cash & Other	21.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund	PAGE 2	TSR-AR-302933700

FMI International Fund II - Currency Unhedged
Institutional Class | FMIFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.90%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI International Fund II – Currency Unhedged Institutional Class gained 4.33%, compared with the MSCI EAFE Index’s return of 14.99% in U.S. Dollars.
The EAFE was driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Finance accounted for 56% of the MSCI EAFE return over the trailing year. An underweight and relative stock selection in this sector was the largest driver of underperformance during the period. Conversely, the Fund’s exposure in Pharmaceutical, Electrical Products, and Industrial Machinery Industries were additive to returns.

Top Contributors
↑	Sectors: Producer Manufacturing, Electronic Technology, Finance
↑	Positions: Sony Group Corp., Booking Holdings Inc., Lloyds Banking Group PLC

Top Detractors
↓	Sectors: Consumer Non-Durables, Retail Trade, Health Technology
↓	Positions: Greggs PLC, B&M European Value Retail SA, Sodexo SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund II - Currency Unhedged	PAGE 1	TSR-AR-302933809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Institutional Class	4.33	8.85	4.91
MSCI EAFE® (USD) Index	14.99	11.15	8.24
MSCI EAFE® (USD) Value Index	22.53	15.66	9.56
Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$72,361,877	Net Advisory Fee	$340,130
Number of Holdings	35	Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Sodexo SA	4.5%
Weir Group PLC	4.2%
Rexel SA	4.1%
Ashtead Group PLC	4.0%
Unilever PLC	4.0%
Informa PLC	4.0%
Booking Holdings, Inc.	4.0%
Koninklijke Philips NV	3.7%
Ryanair Holdings PLC	3.6%
Coca-Cola Europacific Partners PLC	3.6%

Geographic Breakdown
Britain	31.9%
France	10.6%
United States	10.2%
Japan	8.9%
Ireland	7.0%
Netherlands	5.6%
Germany	5.4%
Switzerland	4.4%
Hong Kong	3.3%
Other Countries	12.7%

Sector Breakdown
Consumer Non-Durables	12.2%
Producer Manufacturing	11.9%
Distribution Services	9.4%
Finance	8.7%
Consumer Services	8.4%
Consumer Durables	7.3%
Commercial Services	7.1%
Health Technology	5.8%
Electronic Technology	5.7%
Cash & Other	23.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund-2/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund II - Currency Unhedged	PAGE 2	TSR-AR-302933809

FMI Global Fund
Institutional Class | FMIGX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FMI Global Fund for the period of December 31, 2024 (inception date), to September 30, 2025. You can find additional information about the Fund at https://www.fmimgt.com/global-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	0.90%
*	Annualized
**	Amount shown reflects the expenses of the FMI Global Fund from its December 31, 2024 inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the full fiscal year.
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 9 months ending September 30, 2025, the FMI Global Fund Institutional Class gained 5.50%, compared with the MSCI World Index return of 17.43% in U.S. Dollars.
Growth stocks have led the market with the MSCI World Growth ETF outperforming the MSCI World Value ETF by over 10% during the period. Relative to history, in the U.S. (~70% of MSCI World Index) valuations are at or near all-time highs, market concentration continues to increase, there is unwavering exuberance around artificial intelligence (AI) and mega cap technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. Employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
Overseas markets were driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Inception to date, The Fund’s consumer related names have struggled in the Specialty, Discount Retail, and Alcoholic Beverage industries, along with Industrial exposure that has been impacted by a challenging residential construction environment. Conversely, the Fund’s overweight and positive stock selection in Pharmaceutical and Medical Specialties Industries within the Health Technology Sector as well as Airlines within Transportation were additive.

Top Contributors
↑	Sectors: Distribution Services, Electronic Technology, Finance
↑	Positions: Sony Group Corp., Ryan Holdings PLC-SP-ADR, Ferguson Enterprises Inc.
FMI Global Fund	PAGE 1	TSR-AR-302933874

Top Detractors
↓	Sectors: Retail Trade, Health Services, Consumer Non-Durables
↓	Positions: CarMax Inc., UnitedHealth Group Inc., Sodexo SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	Since Inception (12/31/2024)
Institutional Class	5.50
MSCI World® (USD) Index	17.43
MSCI ACWI® (USD) Index	18.44
Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$10,441,585	Net Advisory Fee	$0
Number of Holdings	33	Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Ferguson Enterprises, Inc.	5.7%
Charles Schwab Corp.	5.4%
Weir Group PLC	4.6%
Booking Holdings, Inc.	4.1%
Informa PLC	4.1%
Ashtead Group PLC	4.0%
Ryanair Holdings PLC	3.7%
Sodexo SA	3.7%
First American Treasury Obligations Fund	3.5%
Sony Group Corp.	3.4%

Geographic Breakdown
United States	45.9%
Britain	23.1%
France	8.9%
Ireland	6.3%
Japan	3.6%
Netherlands	3.2%
Germany	2.8%
Luxembourg	2.5%
Bermuda	1.9%
Curacao	1.8%

Sector Breakdown
Finance	12.6%
Distribution Services	11.2%
Producer Manufacturing	10.5%
Consumer Non-Durables	10.4%
Consumer Services	7.8%
Technology Services	7.2%
Commercial Services	6.5%
Health Technology	6.5%
Retail Trade	6.2%
Cash & Other	21.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/global-fund/.
FMI Global Fund	PAGE 2	TSR-AR-302933874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Global Fund	PAGE 3	TSR-AR-302933874

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Robert C. Arzbaecher is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$98,500	$77,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$25,000	$20,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	Not applicable	Not applicable
Registrant’s Investment Adviser	Not applicable	Not applicable

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements and
Other Information
September 30, 2025
FMI Common Stock Fund
Investor Class (Ticker Symbol: FMIMX)
Institutional Class (Ticker Symbol: FMIUX)
FMI Large Cap Fund
Investor Class (Ticker Symbol: FMIHX)
Institutional Class (Ticker Symbol: FMIQX)
FMI International Fund
Investor Class (Ticker Symbol: FMIJX)
Institutional Class (Ticker Symbol: FMIYX)
FMI International Fund II – Currency Unhedged
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIFX)
FMI Global Fund
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIGX)

FMI Funds, Inc.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS — 97.3%
Commercial Services Sector — 3.8%
Miscellaneous Commercial Services — 2.3%
Genpact Ltd.	1,225,000	$51,315,250
Personnel Services — 1.5%
Robert Half, Inc.	985,000	33,470,300
Total Commercial Services Sector		84,785,550
Consumer Durables Sector — 8.2%
Homebuilding — 2.5%
Cavco Industries, Inc.(a)	95,000	55,169,350
Other Consumer Specialties — 2.7%
MSA Safety, Inc.	350,000	60,224,500
Recreational Products — 3.0%
Hayward Holdings, Inc.(a)	4,450,000	67,284,000
Total Consumer Durables Sector		182,677,850
Consumer Services Sector — 9.4%
Other Consumer Services — 4.1%
Valvoline, Inc.(a)	2,550,000	91,570,500
Restaurants — 5.3%
Aramark	3,075,000	118,080,000
Total Consumer Services Sector		209,650,500
Distribution Services Sector — 13.9%
Electronics Distributors — 4.9%
Arrow Electronics, Inc.(a)	900,000	108,900,001
Medical Distributors — 3.9%
Henry Schein, Inc.(a)	1,315,000	87,276,550
Wholesale Distributors — 5.1%
Applied Industrial Technologies, Inc.	130,000	33,936,500
Core & Main, Inc. - Class A(a)	1,500,000	80,745,000
		114,681,500
Total Distribution Services Sector		310,858,051
Electronic Technology Sector — 7.0%
Electronic Components — 1.2%
nVent Electric PLC	275,000	27,126,000
Electronic Production Equipment — 5.8%
CTS Corp.	655,000	26,160,700
Plexus Corp.(a)	720,000	104,176,800
		130,337,500
Total Electronic Technology Sector		157,463,500

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 97.3% (Continued)
Finance Sector — 24.9%
Finance/Rental/Leasing — 8.9%
FirstCash Holdings, Inc.	690,000	$109,309,800
OneMain Holdings, Inc.	1,575,000	88,924,500
		198,234,300
Investment Banks/Brokers — 3.6%
Houlihan Lokey, Inc. - Class A	395,000	81,101,400
Life/Health Insurance — 4.4%
Primerica, Inc.	353,000	97,989,270
Major Banks — 4.3%
Zions Bancorp NA	1,675,000	94,771,500
Multi-Line Insurance — 3.7%
White Mountains Insurance Group Ltd.	50,000	83,576,000
Total Finance Sector		555,672,470
Non-Energy Minerals Sector — 1.8%
Forest Products — 1.8%
Louisiana-Pacific Corp.	465,000	41,310,600
Process Industries Sector — 3.8%
Containers/Packaging — 3.8%
AptarGroup, Inc.	630,000	84,205,800
Producer Manufacturing Sector — 19.0%
Auto Parts: OEM — 4.8%
Donaldson Co., Inc.	1,320,000	108,042,000
Building Products — 9.7%
Carlisle Cos., Inc.	165,000	54,278,400
Fortune Brands Innovations, Inc.	1,265,000	67,538,350
Simpson Manufacturing Co., Inc.	565,000	94,614,900
		216,431,650
Industrial Machinery — 4.5%
Gates Industrial Corp. PLC(a)	4,050,000	100,521,000
Total Producer Manufacturing Sector		424,994,650
Retail Trade Sector — 1.7%
Specialty Stores — 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	400,000	37,300,000

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 97.3% (Continued)
Technology Services Sector — 3.8%
Information Technology Services — 3.8%
Insight Enterprises, Inc.(a)	740,000	$83,923,400
TOTAL COMMON STOCKS (Cost $1,671,080,840)		2,172,842,371
SHORT-TERM INVESTMENTS
Money Market Funds — 2.9%
First American Treasury Obligations Fund - Class X, 4.02%(b)	64,745,224	64,745,224
TOTAL MONEY MARKET FUNDS (Cost $64,745,224)		64,745,224
TOTAL INVESTMENTS — 100.2% (Cost $1,735,826,064)		2,237,587,595
Liabilities in Excess of Other Assets — (0.2)%		(3,601,764)
TOTAL NET ASSETS — 100.0%		$2,233,985,831

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025
Summary of Fair Value Disclosure as of September 30, 2025
FMI Common Stock Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,172,842,371	$—	$—	$2,172,842,371
Money Market Funds	64,745,224	—	—	64,745,224
Total Investments	$2,237,587,595	$—	$—	$2,237,587,595

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS — 98.5%
Consumer Durables Sector — 2.7%
Tools & Hardware — 2.7%
Allegion PLC	210,000	$37,243,500
Consumer Non-Durables Sector — 3.6%
Household/Personal Care — 3.6%
Unilever PLC - ADR	840,000	49,795,200
Consumer Services Sector — 10.9%
Other Consumer Services — 5.8%
Booking Holdings, Inc.	15,000	80,989,050
Restaurants — 5.1%
Aramark	1,825,000	70,080,000
Total Consumer Services Sector		151,069,050
Distribution Services Sector — 10.3%
Food Distributors — 3.6%
Sysco Corp.	615,000	50,639,100
Wholesale Distributors — 6.7%
Ferguson Enterprises, Inc.	415,000	93,200,700
Total Distribution Services Sector		143,839,800
Electronic Technology Sector — 3.2%
Computer Processing Hardware — 3.2%
Sony Group Corp. - ADR	1,550,000	44,624,500
Finance Sector — 17.8%
Investment Banks/Brokers — 7.5%
Charles Schwab Corp.	1,090,000	104,062,300
Investment Managers — 1.9%
Blackrock, Inc.	22,000	25,649,140
Major Banks — 2.8%
Capital One Financial Corp.	185,000	39,327,300
Multi-Line Insurance — 2.1%
Progressive Corp.	113,000	27,905,350
Sony Financial Group, Inc. - ADR(a)	310,000	1,813,500
		29,718,850
Property/Casualty Insurance — 3.5%
Berkshire Hathaway, Inc. - Class B(a)	96,000	48,263,040
Total Finance Sector		247,020,630

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 98.5% (Continued)
Health Services Sector — 9.8%
Managed Health Care — 2.9%
UnitedHealth Group, Inc.	115,000	$39,709,500
Medical/Nursing Services — 2.7%
Fresenius Medical Care AG - ADR	1,455,000	38,310,150
Services to the Health Industry — 4.2%
Quest Diagnostics, Inc.	305,000	58,126,900
Total Health Services Sector		136,146,550
Health Technology Sector — 7.8%
Medical Specialties — 7.8%
Becton Dickinson & Co.	305,000	57,086,850
Koninklijke Philips NV	1,885,000	51,385,100
Total Health Technology Sector		108,471,950
Industrial Services Sector — 2.0%
Contract Drilling — 2.0%
Schlumberger NV	800,000	27,496,000
Process Industries Sector — 4.5%
Pulp & Paper — 4.5%
Avery Dennison Corp.	385,000	62,435,450
Producer Manufacturing Sector — 9.7%
Building Products — 5.6%
Carlisle Cos., Inc.	70,000	23,027,200
Masco Corp.	765,000	53,848,350
		76,875,550
Industrial Machinery — 4.1%
Carrier Global Corp.	960,000	57,312,000
Total Producer Manufacturing Sector		134,187,550
Retail Trade Sector — 5.0%
Discount Stores — 2.3%
Dollar Tree, Inc.(a)	345,000	32,557,650
Specialty Stores — 2.7%
CarMax, Inc.(a)	835,000	37,466,450
Total Retail Trade Sector		70,024,100
Technology Services Sector — 7.2%
Information Technology Services — 3.3%
CDW Corp.	285,000	45,394,800

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 98.5% (Continued)
Technology Services Sector — 7.2% (Continued)
Internet Software/Services — 3.9%
Alphabet, Inc. - Class A	225,000	$54,697,500
Total Technology Services Sector		100,092,300
Transportation Sector — 4.0%
Railroads — 4.0%
CSX Corp.	1,575,000	55,928,250
TOTAL COMMON STOCKS (Cost $963,909,275)		1,368,374,830
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.5%
First American Treasury Obligations Fund - Class X, 4.02%(b)	20,780,312	20,780,312
TOTAL MONEY MARKET FUNDS (Cost $20,780,312)		20,780,312
TOTAL INVESTMENTS — 100.0% (Cost $984,689,587)		1,389,155,142
Liabilities in Excess of Other Assets — (0.0)%(c)		(320,412)
TOTAL NET ASSETS — 100.0%		$1,388,834,730

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025
Summary of Fair Value Disclosure as of September 30, 2025
FMI Large Cap Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,366,561,330	$1,813,500	$—	$1,368,374,830
Money Market Funds	20,780,312	—	—	20,780,312
Total Investments	$1,387,341,642	$1,813,500	$—	$1,389,155,142

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS — 100.0%
Bermuda — 1.9%
Miscellaneous Commercial Services — 1.9%
Genpact Ltd.	1,240,000	$51,943,600
Britain — 33.1%(a)
Beverages: Alcoholic — 2.1%
Diageo PLC	2,410,000	57,665,701
Beverages: Non-Alcoholic — 3.7%
Coca-Cola Europacific Partners PLC	1,115,000	100,807,150
Electrical Products — 3.0%
Smiths Group PLC	2,540,000	80,531,063
Electronics/Appliances — 2.4%
Howden Joinery Group PLC	5,790,000	65,872,119
Finance/Rental/Leasing — 4.2%
Ashtead Group PLC	1,705,000	114,339,643
Food: Specialty/Candy — 2.7%
Greggs PLC	3,435,000	74,345,906
Household/Personal Care — 4.1%
Unilever PLC	1,910,000	112,897,473
Internet Software/Services — 4.2%
Informa PLC	9,180,000	113,706,168
Major Banks — 2.4%
Lloyds Banking Group PLC	58,355,000	66,033,640
Trucks/Construction/Farm Machinery — 4.3%
Weir Group PLC	3,185,000	117,486,081
Total Britain		903,684,944
Curacao — 2.2%
Contract Drilling — 2.2%
Schlumberger NV	1,765,000	60,663,050
France — 10.9%
Miscellaneous Commercial Services — 2.0%
Edenred SE	2,310,000	55,012,145
Restaurants — 4.6%
Sodexo SA	1,995,000	125,873,363
Wholesale Distributors — 4.3%
Rexel SA	3,530,000	116,219,370
Total France		297,104,878

The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 100.0% (Continued)
Germany — 5.6%
Industrial Machinery — 3.0%
Siemens AG	300,000	$80,993,645
Medical/Nursing Services — 2.6%
Fresenius Medical Care AG	1,335,000	70,538,352
Total Germany		151,531,997
Hong Kong — 3.4%
Tools & Hardware — 3.4%
Techtronic Industries Co. Ltd.	7,360,000	94,084,542
Ireland — 7.2%
Airlines — 3.8%
Ryanair Holdings PLC - ADR	1,710,000	102,976,200
Miscellaneous Commercial Services — 3.4%
ICON PLC(b)	540,000	94,500,000
Total Ireland		197,476,200
Japan — 9.1%
Chemicals: Specialty — 3.2%
NOF Corp.	4,945,000	86,283,392
Computer Processing Hardware — 3.4%
Sony Group Corp.	3,240,000	93,139,314
Electronic Equipment/Instruments — 2.4%
Yokogawa Electric Corp.	2,300,000	66,006,778
Multi-Line Insurance — 0.1%
Sony Financial Group, Inc.(b)	3,240,000	3,593,062
Total Japan		249,022,546
Luxembourg — 3.1%
Discount Stores — 3.1%
B&M European Value Retail SA	24,150,000	85,193,424
Netherlands — 5.7%
Chemicals: Major Diversified — 1.9%
IMCD NV	505,000	52,342,113
Medical Specialties — 3.8%
Koninklijke Philips NV	3,805,000	104,234,722
Total Netherlands		156,576,835
Singapore — 2.3%
Major Banks — 2.3%
DBS Group Holdings Ltd.	1,580,000	62,659,335

The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 100.0% (Continued)
Spain — 1.6%
Recreational Products — 1.6%
Fluidra SA	1,650,000	$44,884,870
Sweden — 2.1%
Trucks/Construction/Farm Machinery — 2.1%
Epiroc AB	2,695,000	57,053,352
Switzerland — 4.6%
Medical Distributors — 2.4%
DKSH Holding AG	965,000	65,669,360
Pharmaceuticals: Major — 2.2%
Roche Holding AG	180,000	59,937,042
Total Switzerland		125,606,402
United States — 7.2%
Other Consumer Services — 4.2%
Booking Holdings, Inc.	21,000	113,384,670
Wholesale Distributors — 3.0%
Ferguson Enterprises, Inc.	365,000	81,971,700
Total United States		195,356,370
TOTAL COMMON STOCKS (Cost $2,071,834,843)		2,732,842,345
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.5%
First American Treasury Obligations Fund - Class X, 4.02%(c)	13,871,994	13,871,994
TOTAL MONEY MARKET FUNDS (Cost $13,871,994)		13,871,994
TOTAL INVESTMENTS — 100.5% (Cost $2,085,706,837)		2,746,714,339
Money Market Deposit Account — 0.0%(d)(e)		333,853
Liabilities in Excess of Other Assets — (0.5)%		(13,516,272)
TOTAL NET ASSETS — 100.0%		$2,733,531,920

The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS(Continued)
September 30, 2025
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.86%. This MMDA is held as collateral for certain forward currency contracts.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Forward Currency Contracts
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	10/17/2025	USD	698,748,600	EUR	600,000,000	$(6,447,674)
BNY Mellon Capital Markets LLC	10/17/2025	USD	264,824,934	JPY	39,000,000,000	597,556
J.P. Morgan Securities, Inc.	10/17/2025	USD	89,737,023	HKD	700,000,000	(252,189)
J.P. Morgan Securities, Inc.	10/17/2025	USD	65,267,566	SEK	635,000,000	(2,261,604)
J.P. Morgan Securities, Inc.	10/17/2025	USD	58,670,296	SGD	75,000,000	444,832
State Street Bank & Trust Co.	10/17/2025	CHF	30,000,000	USD	37,651,406	116,201
State Street Bank & Trust Co.	10/17/2025	SEK	135,000,000	USD	14,236,931	119,665
State Street Bank & Trust Co.	10/17/2025	USD	156,979,957	CHF	125,000,000	(385,073)
State Street Bank & Trust Co.	10/17/2025	USD	883,759,800	GBP	660,000,000	(3,967,545)
Net Unrealized Appreciation (Depreciation)						$ (12,035,831)

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments
September 30, 2025

Summary of Fair Value Disclosure as of September 30, 2025
FMI International Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$609,839,433	$ 2,123,002,912	$—	$ 2,732,842,345
Money Market Funds	13,871,994	—	—	13,871,994
Total Investments	$623,711,427	$ 2,123,002,912	$—	$ 2,746,714,339
Other Financial Instruments:
Forward Currency Contracts*	$—	$1,278,254	$—	$1,278,254
Total Other Financial Instruments	$—	$1,278,254	$—	$1,278,254
Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$—	$(13,314,085)	$—	$(13,314,085)
Total Other Financial Instruments	$—	$(13,314,085)	$—	$(13,314,085)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of September 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS — 96.6%
Bermuda — 1.8%
Miscellaneous Commercial Services — 1.8%
Genpact Ltd.	31,300	$1,311,157
Britain — 31.9%(a)
Beverages: Alcoholic — 2.0%
Diageo PLC	61,000	1,459,588
Beverages: Non-Alcoholic — 3.6%
Coca-Cola Europacific Partners PLC	28,600	2,585,726
Electrical Products — 2.9%
Smiths Group PLC	64,800	2,054,493
Electronics/Appliances — 2.3%
Howden Joinery Group PLC	146,000	1,661,024
Finance/Rental/Leasing — 4.0%
Ashtead Group PLC	43,500	2,917,170
Food: Specialty/Candy — 2.6%
Greggs PLC	87,500	1,893,819
Household/Personal Care — 4.0%
Unilever PLC	49,300	2,914,055
Internet Software/Services — 4.0%
Informa PLC	234,000	2,898,393
Major Banks — 2.3%
Lloyds Banking Group PLC	1,475,000	1,669,088
Trucks/Construction/Farm Machinery — 4.2%
Weir Group PLC	82,000	3,024,759
Total Britain		23,078,115
Curacao — 2.1%
Contract Drilling — 2.1%
Schlumberger NV	44,600	1,532,902
France — 10.5%
Miscellaneous Commercial Services — 2.0%
Edenred SE	59,300	1,412,217
Restaurants — 4.4%
Sodexo SA	51,000	3,217,815
Wholesale Distributors — 4.1%
Rexel SA	91,000	2,996,023
Total France		7,626,055

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 96.6% (Continued)
Germany — 5.4%
Industrial Machinery — 2.9%
Siemens AG	7,700	$2,078,837
Medical/Nursing Services — 2.5%
Fresenius Medical Care AG	34,000	1,796,482
Total Germany		3,875,319
Hong Kong — 3.3%
Tools & Hardware — 3.3%
Techtronic Industries Co. Ltd.	187,900	2,401,968
Ireland — 7.0%
Airlines — 3.7%
Ryanair Holdings PLC - ADR	43,750	2,634,625
Miscellaneous Commercial Services — 3.3%
ICON PLC(b)	13,700	2,397,500
Total Ireland		5,032,125
Japan — 8.9%
Chemicals: Specialty — 3.1%
NOF Corp.	127,000	2,215,974
Computer Processing Hardware — 3.4%
Sony Group Corp.	85,000	2,443,470
Electronic Equipment/Instruments — 2.3%
Yokogawa Electric Corp.	57,850	1,660,214
Multi-Line Insurance — 0.1%
Sony Financial Group, Inc.(b)	85,000	94,262
Total Japan		6,413,920
Luxembourg — 3.0%
Discount Stores — 3.0%
B&M European Value Retail SA	615,000	2,169,522
Netherlands — 5.6%
Chemicals: Major Diversified — 1.9%
IMCD NV	13,250	1,373,333
Medical Specialties — 3.7%
Koninklijke Philips NV	97,977	2,683,996
Total Netherlands		4,057,329

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 96.6% (Continued)
Singapore — 2.2%
Major Banks — 2.2%
DBS Group Holdings Ltd.	40,100	$1,590,278
Spain — 1.6%
Recreational Products — 1.6%
Fluidra SA	44,000	1,196,930
Sweden — 2.0%
Trucks/Construction/Farm Machinery — 2.0%
Epiroc AB	67,000	1,418,395
Switzerland — 4.4%
Medical Distributors — 2.3%
DKSH Holding AG	24,600	1,674,058
Pharmaceuticals: Major — 2.1%
Roche Holding AG	4,600	1,531,725
Total Switzerland		3,205,783
United States — 6.9%
Other Consumer Services — 4.0%
Booking Holdings, Inc.	535	2,888,609
Wholesale Distributors — 2.9%
Ferguson Enterprises, Inc.	9,400	2,111,052
Total United States		4,999,661
TOTAL COMMON STOCKS (Cost $57,525,272)		69,909,459
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.3%
First American Treasury Obligations Fund - Class X, 4.02%(c)	2,364,569	2,364,569
TOTAL MONEY MARKET FUNDS (Cost $2,364,569)		2,364,569
TOTAL INVESTMENTS — 99.9% (Cost $59,889,841)		72,274,028
Other Assets in Excess of Liabilities — 0.1%		87,849
TOTAL NET ASSETS — 100.0%		$72,361,877

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
September 30, 2025
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
September 30, 2025
Summary of Fair Value Disclosure as of September 30, 2025
FMI International Fund II - Currency Unhedged (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,555,834	$54,353,625	$—	$69,909,459
Money Market Funds	2,364,569	—	—	2,364,569
Total Investments	$17,920,403	$54,353,625	$—	$72,274,028

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS — 96.8%
Bermuda — 1.9%
Miscellaneous Commercial Services — 1.9%
Genpact Ltd.	4,800	$201,072
Britain — 23.2%
Beverages: Alcoholic — 2.1%
Diageo PLC	8,965	214,512
Beverages: Non-Alcoholic — 3.4%
Coca-Cola Europacific Partners PLC	3,940	356,215
Finance/Rental/Leasing — 4.0%
Ashtead Group PLC	6,235	418,128
Food: Specialty/Candy — 1.7%
Greggs PLC	8,400	181,806
Household/Personal Care — 3.3%
Unilever PLC	5,735	338,988
Internet Software/Services — 4.1%
Informa PLC	34,600	428,566
Trucks/Construction/Farm Machinery — 4.6%
Weir Group PLC	13,140	484,699
Total Britain		2,422,914
Curacao — 1.8%
Contract Drilling — 1.8%
Schlumberger NV	5,500	189,035
France — 8.9%
Miscellaneous Commercial Services — 2.1%
Edenred SE	9,030	215,048
Restaurants — 3.7%
Sodexo SA	6,130	386,769
Wholesale Distributors — 3.1%
Rexel SA	9,895	325,776
Total France		927,593
Germany — 2.8%
Medical/Nursing Services — 2.8%
Fresenius Medical Care AG	5,490	290,079

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 96.8% (Continued)
Ireland — 6.3%
Airlines — 3.7%
Ryanair Holdings PLC - ADR	6,495	$391,129
Miscellaneous Commercial Services — 2.6%
ICON PLC(a)	1,540	269,500
Total Ireland		660,629
Japan — 3.6%
Computer Processing Hardware — 3.5%
Sony Group Corp.	12,500	359,334
Multi-Line Insurance — 0.1%
Sony Financial Group, Inc.(a)	12,500	13,862
Total Japan		373,196
Luxembourg — 2.5%
Discount Stores — 2.5%
B&M European Value Retail SA	74,105	261,418
Netherlands — 3.2%
Medical Specialties — 3.2%
Koninklijke Philips NV	12,250	335,578
United States — 42.6%(b)
Building Products — 2.8%
Masco Corp.	4,090	287,895
Discount Stores — 1.2%
Dollar Tree, Inc.(a)	1,385	130,703
Food Distributors — 2.4%
Sysco Corp.	3,030	249,490
Industrial Machinery — 3.2%
Carrier Global Corp.	5,550	331,335
Internet Software/Services — 3.1%
Alphabet, Inc. - Class A	1,330	323,323
Investment Banks/Brokers — 5.4%
Charles Schwab Corp.	5,920	565,182
Managed Health Care — 2.4%
UnitedHealth Group, Inc.	720	248,616
Medical Specialties — 3.3%
Becton Dickinson & Co.	1,850	346,265

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
September 30, 2025

	Shares	Value
COMMON STOCKS — 96.8% (Continued)
United States — 42.6%(b) (Continued)
Other Consumer Services — 4.1%
Booking Holdings, Inc.	80	$431,942
Property/Casualty Insurance — 3.1%
Berkshire Hathaway, Inc. - Class B(a)	650	326,781
Pulp & Paper — 3.4%
Avery Dennison Corp.	2,190	355,152
Specialty Stores — 2.5%
CarMax, Inc.(a)	5,720	256,656
Wholesale Distributors — 5.7%
Ferguson Enterprises, Inc.	2,650	595,137
Total United States		4,448,477
TOTAL COMMON STOCKS (Cost $9,949,913)		10,109,991
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.5%
First American Treasury Obligations Fund - Class X, 4.02%(c)	362,520	362,520
TOTAL MONEY MARKET FUNDS (Cost $362,520)		362,520
TOTAL INVESTMENTS — 100.3% (Cost $10,312,433)		10,472,511
Liabilities in Excess of Other Assets — (0.3)%		(30,926)
TOTAL NET ASSETS — 100.0%		$10,441,585

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
September 30, 2025
Summary of Fair Value Disclosure as of September 30, 2025
FMI Global Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,869,290	$4,240,701	$—	$10,109,991
Money Market Funds	362,520	—	—	362,520
Total Investments	$6,231,810	$4,240,701	$—	$10,472,511

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
ASSETS:
Investments in securities, at value(1)	$2,237,587,595	$1,389,155,142	$2,746,714,339	$72,274,028	$10,472,511
Collateral for forward currency contracts	—	—	333,853	—	—
Receivable from shareholders for purchases	15,816,612	49,171	383,265	635	—
Dividends, interest and other receivables	183,314	1,987,519	12,652,305	332,711	30,112
Unrealized appreciation on forward currency contracts	—	—	1,278,254	—	—
Receivable from adviser, net	—	—	—	—	14,656
Prepaid expenses	48,851	30,169	72,935	8,020	—
Total assets	$2,253,636,372	$1,391,222,001	$2,761,434,951	$72,615,394	$10,517,279
LIABILITIES:
Payable to brokers for investments purchased	$—	$—	$4,162,694	$109,206	$16,060
Payable to shareholders for redemptions	18,115,937	1,564,290	8,453,563	56,849	—
Payable to adviser for management fees, net	1,258,284	563,880	1,319,291	28,700	—
Payable for shareholder servicing fees (Investor Class)	83,182	93,012	145,813	—	—
Payable for printing and mailing fees	45,886	36,016	230,804	2,334	3,051
Payable for administration and accounting fees	72,180	51,127	126,367	5,271	3,465
Payable for board of Directors fees	24,500	24,500	24,500	24,500	24,500
Payable for custody fees	12,235	22,287	65,301	3,288	1,609
Payable for professional fees	18,946	16,803	17,774	17,335	16,162
Payable for transfer agent fees	14,757	11,227	15,988	3,115	2,960
Payable for registration fees	—	—	—	—	4,225
Unrealized depreciation on forward currency contracts	—	—	13,314,085	—	—
Other liabilities	4,634	4,129	26,851	2,919	3,662
Total liabilities	19,650,541	2,387,271	27,903,031	253,517	75,694
Net assets	$2,233,985,831	$1,388,834,730	$2,733,531,920	$72,361,877	$10,441,585

The accompanying notes to financial statements are an integral part of these statements.

FMI Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES(Continued)
September 30, 2025

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
NET ASSETS:
Capital stock	$1,519,459,304	$844,561,905	$1,870,646,463	$56,670,872	$10,114,341
Total distributable earnings/ (accumulated deficit)	714,526,527	544,272,825	862,885,457	15,691,005	327,244
Net assets	$2,233,985,831	$1,388,834,730	$2,733,531,920	$72,361,877	$10,441,585
CALCULATION OF NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net assets	$708,283,421	$787,790,287	$1,074,874,872	$—	$—
Shares outstanding	18,415,130	50,906,762	27,719,752	—	—
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	—	—
Net asset value, offering and redemption price per share	$38.46	$15.48	$38.78	$—	$—
Institutional Class Shares:
Net assets	$1,525,702,410	$601,044,443	$1,658,657,048	$72,361,877	$10,441,585
Shares outstanding	39,576,052	38,948,437	42,491,025	3,053,564	494,849
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Net asset value, offering and redemption price per share	$38.55	$15.43	$39.04	$23.70	$21.10
(1)Identified cost of investments	$1,735,826,064	$984,689,587	$2,085,706,837	$59,889,841	$10,312,433

The accompanying notes to financial statements are an integral part of these statements.

FMI Funds, Inc.
STATEMENTS OF OPERATIONS
For the Year or Period Ended September 30, 2025

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund(2)
INCOME:
Dividends(1)	$28,764,543	$23,004,310	$113,445,810	$1,848,753	$161,185
Non-cash dividends(3)	—	1,588,750	4,141,550	108,652	15,978
Total income	28,764,543	24,593,060	117,587,360	1,957,405	177,163
EXPENSES:
Management fees (Note 3)	17,427,725	9,659,529	30,436,596	515,837	46,146
Shareholder servicing fees (Investor Class)	881,771	1,140,492	1,665,956	—	—
Administration and accounting services	452,703	320,198	848,127	31,311	14,839
Printing and postage expense	120,421	74,825	633,201	5,847	4,290
Custodian fees	76,342	136,979	493,776	22,318	8,467
Board of Directors fees	92,500	92,500	92,500	92,500	65,000
Registration fees	130,974	63,422	124,195	31,049	9,185
Transfer agent fees	96,470	70,063	111,799	19,030	13,980
Compliance fees	76,988	57,961	120,079	22,977	15,185
Professional fees	43,259	43,320	44,218	42,036	40,969
Interest expense (Note 5)	—	—	253,437	70	—
Other expenses	45,138	33,565	81,048	11,736	10,851
Total expenses before reimbursement	19,444,291	11,692,854	34,904,932	794,711	228,912
Less expenses reimbursed by adviser (Note 3)	—	—	—	(175,707)	(169,581)
Net expenses	19,444,291	11,692,854	34,904,932	619,004	59,331
NET INVESTMENT INCOME (LOSS)	$9,320,252	$12,900,206	$82,682,428	$1,338,401	$117,832

The accompanying notes to financial statements are an integral part of these statements.

FMI Funds, Inc.
STATEMENTS OF OPERATIONS(Continued)
For the Year or Period Ended September 30, 2025

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund(2)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
Securities	$239,613,619	$189,380,446	$555,850,801	$4,696,566	$29,017
Forward currency contracts	—	—	(122,577,396)	—	—
Foreign currency transactions	—	—	32,081,741	(3,598)	19,950
NET REALIZED GAIN (LOSS) ON INVESTMENTS	239,613,619	189,380,446	465,355,146	4,692,968	48,967
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Securities	(180,419,415)	(177,671,116)	(515,115,625)	(3,144,798)	160,078
Forward currency contracts	—	—	88,833,033	—	—
Foreign currency translations	—	—	179,370	7,489	367
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(180,419,415)	(177,671,116)	(426,103,222)	(3,137,309)	160,445
NET GAIN (LOSS) ON INVESTMENTS	59,194,204	11,709,330	39,251,924	1,555,659	209,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,514,456	$24,609,536	$121,934,352	$2,894,060	$327,244
(1) Net withholding taxes	$—	$(300,360)	$(8,526,395)	$(133,623)	$(9,245)
(2) For the Period from December 31, 2024 (Inception date) to September 30, 2025.
(3) Non-cash dividends are recorded at the fair value of the securities received.

The accompanying notes to financial statements are an integral part of these statements.

FMI Common Stock Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2025 and 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$9,320,252	$6,684,718
Net realized gain (loss) on investments	239,613,619	34,456,222
Net change in unrealized appreciation/depreciation on investments	(180,419,415)	364,982,186
Net increase (decrease) in net assets from operations	68,514,456	406,123,126
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(14,938,086)	(17,421,723)
Institutional Class	(30,352,538)	(31,829,156)
Total distributions (Note 7)	(45,290,624)	(49,250,879)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	18,001,924	379,506,796
TOTAL INCREASE (DECREASE)	41,225,756	736,379,043
NET ASSETS AT THE BEGINNING OF THE YEAR	2,192,760,075	1,456,381,032
NET ASSETS AT THE END OF THE YEAR	$ 2,233,985,831	$2,192,760,075
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	359,262	11,174,867

The accompanying notes to financial statements are an integral part of these statements.

FMI Large Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2025 and 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$12,900,206	$10,288,321
Net realized gain (loss) on investments	189,380,446	183,372,808
Net change in unrealized appreciation/depreciation on investments	(177,671,116)	234,942,978
Net increase (decrease) in net assets from operations	24,609,536	428,604,107
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(102,399,147)	(94,753,313)
Institutional Class	(77,969,199)	(67,059,663)
Total distributions (Note 7)	(180,368,346)	(161,812,976)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(122,527,558)	(218,075,189)
TOTAL INCREASE (DECREASE)	(278,286,368)	48,715,942
NET ASSETS AT THE BEGINNING OF THE YEAR	1,667,121,098	1,618,405,156
NET ASSETS AT THE END OF THE YEAR	$1,388,834,730	$1,667,121,098
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(7,343,436)	(13,611,711)

The accompanying notes to financial statements are an integral part of these statements.

FMI International Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2025 and 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$82,682,428	$101,196,109
Net realized gain (loss) on investments	465,355,146	249,556,313
Net change in unrealized appreciation/depreciation on investments	(426,103,222)	368,707,488
Net increase (decrease) in net assets from operations	121,934,352	719,459,910
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(2,379,455,140)	186,023,338
TOTAL INCREASE (DECREASE)	(2,257,520,788)	905,483,248
NET ASSETS AT THE BEGINNING OF THE YEAR	4,991,052,708	4,085,569,460
NET ASSETS AT THE END OF THE YEAR	$2,733,531,920	$4,991,052,708
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(63,248,167)	5,774,221

The accompanying notes to financial statements are an integral part of these statements.

FMI International Fund II - Currency Unhedged
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2025 and 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$1,338,401	$1,526,447
Net realized gain (loss) on investments	4,692,968	2,652,093
Net change in unrealized appreciation/depreciation on investments	(3,137,309)	10,295,241
Net increase (decrease) in net assets from operations	2,894,060	14,473,781
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Institutional Class	(1,502,349)	(1,165,736)
Total distributions (Note 7)	(1,502,349)	(1,165,736)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(1,739,703)	(11,786,587)
TOTAL INCREASE (DECREASE)	(347,992)	1,521,458
NET ASSETS AT THE BEGINNING OF THE YEAR	72,709,869	71,188,411
NET ASSETS AT THE END OF THE YEAR	$ 72,361,877	$72,709,869
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(74,718)	(519,814)

The accompanying notes to financial statements are an integral part of these statements.

FMI Global Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period from December 31, 2024 (Inception date) to September 30, 2025

For the Period from December 31, 2024(1) to September 30, 2025
OPERATIONS:
Net investment income (loss)	$117,832
Net realized gain (loss) on investments	48,967
Net change in unrealized appreciation/depreciation on investments	160,445
Net increase (decrease) in net assets from operations	327,244
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	10,114,341
TOTAL INCREASE (DECREASE)	10,441,585
NET ASSETS AT THE BEGINNING OF THE PERIOD	—
NET ASSETS AT THE END OF THE PERIOD	$ 10,441,585
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	494,849

(1)Inception date.
The accompanying notes to financial statements are an integral part of these statements.

FMI Common Stock Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each year)

Investor Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$37.99	$31.31	$26.72	$33.23	$22.25
Income from investment operations:
Net investment income (loss)(1)	0.13	0.09	0.11	0.03	0.08
Net realized and unrealized gain (loss) on investments	1.08	7.56	6.35	(2.57)	11.11
Total from investment operations	1.21	7.65	6.46	(2.54)	11.19
Less distributions:
Distributions from net investment income	(0.08)	(0.09)	(0.04)	(0.11)	(0.21)
Distributions from net realized gains	(0.66)	(0.88)	(1.83)	(3.86)	—
Total from distributions	(0.74)	(0.97)	(1.87)	(3.97)	(0.21)
Net asset value, end of year	$38.46	$37.99	$31.31	$26.72	$33.23
TOTAL RETURN	3.26%	24.71%	25.08%	(9.10)%	50.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	708,283	759,371	531,535	357,946	423,286
Ratio of expenses to average net assets	0.95%	0.97%	0.99%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	0.34%	0.27%	0.35%	0.09%	0.28%
Portfolio turnover rate(2)	35%	17%	23%	36%	29%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each year)

Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$38.08	$31.37	$26.77	$33.29	$22.28
Income from investment operations:
Net investment income (loss)(1)	0.17	0.14	0.15	0.07	0.12
Net realized and unrealized gain (loss) on investments	1.09	7.57	6.35	(2.58)	11.12
Total from investment operations	1.26	7.71	6.50	(2.51)	11.24
Less distributions:
Distributions from net investment income	(0.13)	(0.12)	(0.07)	(0.15)	(0.23)
Distributions from net realized gains	(0.66)	(0.88)	(1.83)	(3.86)	—
Total from distributions	(0.79)	(1.00)	(1.90)	(4.01)	(0.23)
Net asset value, end of year	$38.55	$38.08	$31.37	$26.77	$33.29
TOTAL RETURN	3.39%	24.87%	25.22%	(8.99)%	50.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	1,525,702	1,433,389	924,846	588,996	516,985
Ratio of expenses to average net assets	0.83%	0.84%	0.87%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets	0.46%	0.40%	0.48%	0.22%	0.39%
Portfolio turnover rate(2)	35%	17%	23%	36%	29%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

Investor Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$17.17	$14.62	$14.98	$20.96	$18.81
Income from investment operations:
Net investment income (loss)(1)	0.13	0.09	0.09	0.11	0.15
Net realized and unrealized gain (loss) on investments	0.10	4.03	2.64	(2.73)	4.25
Total from investment operations	0.23	4.12	2.73	(2.62)	4.40
Less distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.11)	(0.16)	(0.30)
Distributions from net realized gains	(1.83)	(1.43)	(2.98)	(3.20)	(1.95)
Total from distributions	(1.92)	(1.57)	(3.09)	(3.36)	(2.25)
Net asset value, end of year	$15.48	$17.17	$14.62	$14.98	$20.96
TOTAL RETURN	1.98%	30.02%	19.95%	(15.86)%	24.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	787,790	955,178	919,253	1,001,682	1,422,451
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets	0.81%	0.57%	0.63%	0.60%	0.72%
Portfolio turnover rate(2)	23%	17%	14%	25%	17%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$17.13	$14.59	$14.96	$20.94	$18.80
Income from investment operations:
Net investment income (loss)(1)	0.15	0.11	0.11	0.14	0.18
Net realized and unrealized gain (loss) on investments	0.09	4.02	2.63	(2.73)	4.24
Total from investment operations	0.24	4.13	2.74	(2.59)	4.42
Less distributions:
Distributions from net investment income	(0.11)	(0.16)	(0.13)	(0.19)	(0.33)
Distributions from net realized gains	(1.83)	(1.43)	(2.98)	(3.20)	(1.95)
Total from distributions	(1.94)	(1.59)	(3.11)	(3.39)	(2.28)
Net asset value, end of year	$15.43	$17.13	$14.59	$14.96	$20.94
TOTAL RETURN	2.10%	30.19%	20.07%	(15.73)%	24.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	601,044	711,943	699,152	1,070,491	1,788,717
Ratio of expenses to average net assets	0.71%	0.70%	0.71%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets	0.95%	0.71%	0.77%	0.73%	0.85%
Portfolio turnover rate(2)	23%	17%	14%	25%	17%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

Investor Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$37.25	$31.90	$28.25	$35.36	$27.69
Income from investment operations:
Net investment income (loss)(1)	0.70	0.72	0.54	0.41	1.10
Net realized and unrealized gain (loss) on investments(4)	0.83	4.63	7.35	(6.29)	6.57
Total from investment operations	1.53	5.35	7.89	(5.88)	7.67
Less distributions:
Distributions from net investment income	—	—	(4.24)	(1.23)	—
Total from distributions	—	—	(4.24)	(1.23)	—
Net asset value, end of year	$38.78	$37.25	$31.90	$28.25	$35.36
TOTAL RETURN	4.11%(2)	16.77%	30.14%	(17.24)%	27.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	1,074,875	1,236,164	1,028,428	792,421	1,066,600
Ratio of expenses to average net assets	0.95%	0.93%	0.94%	0.94%	0.94%
Ratio of interest expense to average net assets	0.01%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of net investment income (loss) to average net assets	1.90%	2.07%	1.73%	1.22%	3.29%
Portfolio turnover rate(3)	16%	21%	21%	20%	27%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the fiscal year ended September 30, 2025, the FMI International Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One-Year return would have been 3.89%.

(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(5)	Amount is less than 0.005%.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$37.45	$32.03	$28.35	$35.46	$27.73
Income from investment operations:
Net investment income (loss)(1)	0.75	0.77	0.59	0.45	1.18
Net realized and unrealized gain (loss) on investments(4)	0.84	4.65	7.36	(6.29)	6.55
Total from investment operations	1.59	5.42	7.95	(5.84)	7.73
Less distributions:
Distributions from net investment income	—	—	(4.27)	(1.27)	—
Total from distributions	—	—	(4.27)	(1.27)	—
Net asset value, end of year	$39.04	$37.45	$32.03	$28.35	$35.46
TOTAL RETURN	4.25%(2)	16.92%	30.30%	(17.10)%	27.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	1,658,657	3,754,889	3,057,141	2,178,340	2,351,096
Ratio of expenses to average net assets	0.80%	0.79%	0.80%	0.81%	0.80%
Ratio of interest expense to average net assets	0.01%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of net investment income (loss) to average net assets	2.02%	2.22%	1.88%	1.37%	3.48%
Portfolio turnover rate(3)	16%	21%	21%	20%	27%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the fiscal year ended September 30, 2025, the FMI International Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One-Year return would have been 3.85%.

(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(5)	Amount is less than 0.005%.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each year)

Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$23.24	$19.51	$14.79	$21.70	$17.24
Income from investment operations:
Net investment income (loss)(1)	0.43	0.44	0.34	0.26	0.77
Net realized and unrealized gain (loss) on investments	0.51	3.61	4.63	(6.22)	3.87
Total from investment operations	0.94	4.05	4.97	(5.96)	4.64
Less distributions:
Distributions from net investment income	(0.48)	(0.32)	(0.25)	(0.66)	(0.18)
Distributions from net realized gains	—	—	—	(0.29)	—
Total from distributions	(0.48)	(0.32)	(0.25)	(0.95)	(0.18)
Net asset value, end of year	$23.70	$23.24	$19.51	$14.79	$21.70
TOTAL RETURN	4.33%(2)	20.96%	33.78%	(28.71)%	26.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	72,362	72,710	71,188	48,986	71,997
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%	1.12%	1.14%	1.15%	1.16%
After expense reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.69%	1.85%	1.54%	1.07%	3.35%
After expense reimbursement	1.95%	2.07%	1.78%	1.32%	3.61%
Portfolio turnover rate	22%	23%	21%	27%	31%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the fiscal year ended September 30, 2025, the FMI International Fund II – Currency Unhedged received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One-Year return would have been 4.11%.

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
For the Period from December 31, 2024(1) to September 30, 2025
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss)(2)	0.28
Net realized and unrealized gain (loss) on investments	0.82
Total from investment operations	1.10
Net asset value, end of period	$21.10
TOTAL RETURN	5.50%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	10,442
Ratio of expenses to average net assets:
Before expense reimbursement	3.47%(4)
After expense reimbursement	0.90%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.79)%(4)
After expense reimbursement	1.79% (4)
Portfolio turnover rate	18% (3)

(1)	Inception date.
(2)	Net investment income (loss) per share was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
Notes to Financial Statements
September 30, 2025
(1)	Organization —
The following is a summary of significant accounting policies of the FMI Common Stock Fund, the FMI Large Cap Fund, the FMI International Fund, the FMI International Fund II – Currency Unhedged, and the FMI Global Fund (collectively, the “Funds” or, individually, a “Fund”). The FMI Common Stock Fund (the “Common Stock Fund”), the FMI Large Cap Fund (the “Large Cap Fund”), the FMI International Fund (the “International Fund”), the FMI International Fund II – Currency Unhedged (the “International Currency Unhedged Fund”), and the FMI Global Fund (the “Global Fund”) are each a series of FMI Funds, Inc. (the “Company”). The Company was incorporated under the laws of Maryland on September 5, 1996. The Common Stock Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Common Stock Fund”). The Predecessor Common Stock Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Common Stock Fund is the accounting survivor of the reorganization. As the accounting survivor of the reorganization, the Common Stock Fund adopted the Financial Statements of the Predecessor Common Stock Fund. The Predecessor Common Stock Fund was incorporated under the laws of Wisconsin on July 29, 1981. The Large Cap Fund commenced operations on December 31, 2001, and the International Fund commenced operations on December 31, 2010. The International Currency Unhedged Fund commenced operations on December 31, 2019. The Global Fund commenced operations on December 31, 2024.
Effective October 31, 2016, the Common Stock Fund, Large Cap Fund, and International Fund offer two classes of shares (Investor and Institutional). The International Currency Unhedged Fund and Global Fund currently only offer Institutional Class shares. The Institutional Class has the same management fee as the Investor Class and does not have a shareholder servicing plan. A higher investment minimum is required for the Institutional Class than the Investor Class. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets. The Company’s Board of Directors (the “Board”) may elect to have certain expenses specific to the Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class shares or Institutional Class shares are generally allocated to each such Class proportionately (after any applicable base fee to be paid by a class of shares of a Fund attributable to such expense) on the basis of the net asset value of that Class in relation to the net asset value of the applicable Fund.
The Funds are diversified, open-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and financial reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “Financial Services – Investment Companies” Topic 946 (“ASC 946”). The assets and liabilities of each Fund in the Company are segregated, and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The investment objective of the Common Stock Fund is to seek long-term capital appreciation by investing mainly in small- to medium capitalization value stocks. The investment objective of the Large Cap Fund is to seek long-term capital appreciation by investing mainly in a limited number of large capitalization value stocks.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(1)
Organization — (Continued)
The investment objective of the International Fund and International Currency Unhedged Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of non-U.S. companies.
The investment objective of the Global Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of global companies (U.S. and non-U.S. companies).
(2)	Summary of Significant Accounting Policies and Other Information —
(a)
The Funds apply the provisions of the FASB Accounting Standards Codification “Fair Value Measurement” Topic 820 (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

Each security is valued at the current day last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities that are traded over-the-counter, including U.S. Treasury securities are valued at the close price, if not close, then at the latest bid price. Money market funds are valued at net asset value per share. Unlisted equity securities for which market quotations are readily available are valued at the close price, if not close, then at the most recent bid price. Foreign securities are valued on a basis of quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. For the International Fund, International Currency Unhedged Fund, and Global Fund only, options purchased or written by each of the Funds are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the Board appointed valuation designee, in accordance with fair value methodologies established by the investment adviser. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. The foreign markets in which the International Fund, International Currency Unhedged Fund, and Global Fund may invest are sometimes open on days when the New York Stock Exchange is not open, and the International Fund, International Currency Unhedged Fund, and Global Fund do not calculate their net asset value. For securities that do not trade during New York Stock Exchange hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The investment adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities for the International Fund, the International Currency Unhedged Fund, and the Global Fund.
In determining fair value, the Funds use various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.
(b)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.
(c)
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective date of such transactions. The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Funds record the amortization and accretion of premiums and discounts on securities purchased using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)
The International Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. The International Currency Unhedged Fund and Global Fund normally do not seek to reduce currency risk by hedging their perceived foreign currency exposure back into the U.S. dollar

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
and are generally exposed to currency fluctuations. However, the investment adviser reserves the right to temporarily hedge all or a portion of the International Currency Unhedged Fund’s and Global Fund’s currency exposure. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The International Fund has made an election under Section 988 of the Internal Revenue Code of 1986, as amended (the “Code”), which provides special rules for certain transactions in foreign currency other than the taxpayer’s functional currency (i.e. unless certain special rules apply, currencies other than the U.S. dollar). Certain section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as net capital gain, rather than increasing or decreasing the amount of a Fund’s ordinary income.
The average quarterly notional amount is shown as an indicator of volume. The average quarterly notional amounts during the year ended September 30, 2025 were:

FMI International Fund	Average Notional Amount
Forward Currency Contracts - Long	$156,692,079
Forward Currency Contracts - Short	3,153,210,109

These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”), the International Fund posts collateral, in the form of cash or cash equivalents, to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.
The fair value of the forward currency contracts as of September 30, 2025, is included in the following location on the Statements of Assets and Liabilities for the International Fund:

	Location	Fair Value of Asset Forward Currency Contracts	Location	Fair Value of Liability Forward Currency Contracts
Forward currency contracts	Unrealized appreciation on forward currency contracts	$1,278,254	Unrealized depreciation on forward currency contracts	$13,314,085

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
Realized and unrealized gains and losses on forward currency contracts entered into during the year ended September 30, 2025 are recorded in the following location on the Statements of Operations for the International Fund:

	Location	Realized Gain (Loss)	Location	Net Change In Unrealized Appreciation/ Depreciation
Forward currency contracts	Net realized gain (loss) on forward currency contracts	$(122,577,396)	Net change in unrealized appreciation/ depreciation on forward currency contracts	$88,833,033

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Statements of Assets and Liabilities for the International Fund. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
(f)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(g)
The Funds may own certain securities that are restricted. Restricted securities include Section 4(a)(2) commercial paper or securities issued in a private placement. The Funds did not hold any restricted securities as of September 30, 2025.

(h)
No provision has been made for Federal income taxes since the Funds have elected to be taxed as “regulated investment companies.” The Funds intend to distribute substantially all net investment company taxable income and net capital gains to their respective shareholders and otherwise comply with the provisions of the Code, applicable to regulated investment companies.

(i)
The Funds have reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland for the Funds and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on certain tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2025 open Federal tax years include the prior four fiscal tax years ended September 30, 2025. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
(k)	Common Company expenses are typically allocated evenly between the Funds of the Company, or by other equitable means.
(l)
GAAP requires that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts. These differences are caused primarily by differences in the treatment of certain components of income or realized capital gain for federal income tax purposes. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations, or net asset value per share.

During the fiscal year ended September 30, 2025, the reclassifications were as follows:

Fund	Total Distributable Earnings/ (Accumulated Deficit)	Capital Stock
Common Stock Fund	$ (23,020,096)	$ 23,020,096
Large Cap Fund	$ (23,781,670)	$ 23,781,670
International Fund	$ (38,395,446)	$ 38,395,446
International Currency Unhedged Fund	$(44,441)	$44,441

(m)
Cash and cash equivalents, including collateral for forward currency contracts as presented on the Statements of Assets and Liabilities, include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.

(n)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
(3)	Investment Adviser and Advisory Agreement and Transactions With Related Parties —
The Funds each have an investment advisory agreement with Fiduciary Management, Inc. (“FMI” or the “Adviser”), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(3)
Investment Adviser and Advisory Agreement and Transactions With Related Parties —	(Continued)
Pursuant to current investment advisory agreements, the Adviser is entitled to receive a fee for managing the Funds. The fee is computed and payable at the end of each month. The following annual percentages of the Funds’ average daily net assets are used:
•	Common Stock Fund: 0.85% of the assets from $0 - $500 million; 0.80% of the assets from $500 million - $1.0 billion; and 0.75% of the assets over $1.0 billion.
•	Large Cap Fund: 0.65% of the assets from $0 - $2.5 billion; 0.60% of the assets from $2.5 - $5.0 billion; and 0.55% of the assets over $5.0 billion.
•	International Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.
•
International Currency Unhedged Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.

•	Global Fund: 0.70% of the assets from $0 - $2.5 billion; 0.65% of the assets from $2.5 - $5.0 billion; 0.60% of the assets from $5.0 - $10.0 billion; and 0.55% of the assets over $10.0 billion.
The Funds are responsible for paying their proportionate share of the compensation, benefits and expenses of the Funds’ Chief Compliance Officer. For administrative convenience, FMI initially makes these payments and is later reimbursed by the Funds.
Under the respective advisory agreement or operating expenses limitation agreements, FMI will reimburse the Funds for expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) as follows:

	Investor Class Expense Cap	Institutional Class Expense Cap
Common Stock Fund	1.30%	1.20%
Large Cap Fund	1.20%	1.10%
International Fund	1.75%	1.65%
International Currency Unhedged Fund	1.75%	1.65%
Global Fund	1.75%	1.65%

For the year ended September 30, 2025, there were no contractual or voluntary reimbursements required for the Common Stock Fund, Large Cap Fund or International Fund. For the year ended September 30, 2025, for the International Currency Unhedged Fund and the Global Fund, there were contractual reimbursements of $0 and $120,139, respectively, and voluntary reimbursements of $175,707 and $49,442, respectively. The voluntary 0.90% and 0.90% expense cap/reimbursement agreements for the International Currency Unhedged Fund and the Global Fund, respectively, will continue in effect until January 31, 2026, with successive renewal terms of one year unless the Adviser indicates in advance of any such automatic renewal that the renewal shall not occur. The Adviser is entitled to recoup contractual reimbursements and voluntary reimbursements for three-year and one-year periods, respectively, from the date the Adviser reduced its compensation and/or assumed expenses for

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(3)
Investment Adviser and Advisory Agreement and Transactions With Related Parties —	(Continued)
the International Currency Unhedged Fund and the Global Fund. The Adviser does not intend to recoup these reimbursements. Fees associated with the launch of the Global Fund were borne by the Adviser. These fees cannot be recouped by the Adviser.
The Large Cap Fund, the International Fund, the International Currency Unhedged Fund, and the Global Fund have each entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Each Plan, if implemented, provides that the applicable Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of such Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under each Plan would be paid monthly for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the year ended September 30, 2025, no such expenses were charged to the shareholders of any Fund as the Funds had not implemented the Plan.
Under the Funds’ organizational documents, each director, officer, employee or other agent of any Fund (including the Adviser) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
At September 30, 2025, other than with regard to the Global Fund, no person is deemed to “control” a Fund, as that term is defined in the Act, because the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s Investor Class and Institutional Class shares, on a combined basis, or who acknowledges the existence of control. With regard to the Global Fund, the known holdings of the Adviser and its affiliates are 79.67% of the Institutional Class shares of the Global Fund as of September 30, 2025 (Investor Class shares are not currently available for sale).
(4)	Shareholder Servicing Plan —
The Funds have adopted a Shareholder Servicing Plan pursuant to which Investor Class shares (if available) may pay financial intermediaries for assets maintained in an omnibus account at an annual rate of up to 0.15% of the average daily net assets of such Fund, or an annual per account rate approved by the Board. The Board may also authorize the Funds to pay for shareholder services outside of the plan. Incurred shareholder servicing fees in excess of the limitations approved by the Board are borne by the Adviser.
For the year ended September 30, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.
(5)	Loan Agreements —
U.S. Bank, N.A. (the "Bank") has made available to the Company a $600,000,000 umbrella credit facility, pursuant to the loan agreement (the "Agreement") effective May 23, 2025 for the FMI Funds, Inc. (consisting of Common Stock Fund, Large Cap Fund, International Fund, International Currency Unhedged Fund, and Global Fund), for the purposes of having cash available to satisfy redemption requests and is subject to certain restrictions and covenants. Principal is due not more than 45 days after the date of the loan. Amounts under the credit facility

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(5)
Loan Agreements — (Continued)
bear interest at a rate per annum equal to the greater of 0.00% or the Bank's current prime rate minus 1.00% on the amount borrowed. Advances will be collateralized by securities owned by the borrowing Fund. The Agreement is subject to renewal on May 22, 2026. During the year ended September 30, 2025, the International Fund and the International Currency Unhedged Fund were the only Funds that borrowed against the loan agreement as follows:

	Average Borrowings(1)	Outstanding as of September 30, 2025	Weighted Average Interest Rate	Interest Expense	Maximum Borrowing	Maximum Borrowing Date
International Fund	$82,135,706	$ —	6.53%	$253,437	$333,713,000	7/29/2024
International Currency Unhedged Fund	130,000	—	6.50%	70	130,000	3/21/2025

(1)	Calculation of average borrowings excludes days with no borrowing activity.
(6)	Investment Transactions —
For the year ended September 30, 2025, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Common Stock Fund	Large Cap Fund	International Fund	International Currency Unhedged Fund
Purchases	$795,612,939	$330,054,649	$655,953,612	$14,898,968
Sales	745,661,665	601,253,636	2,954,934,514	17,508,233

For the period December 31, 2024 (inception date) through September 30, 2025, purchases and sales of investment securities (excluding short-term investments) for the Global Fund were as follows:

Purchases	$11,370,330
Sales	1,474,286

(7)	Income Tax Information —
The following information for the Funds is presented on an income tax basis as of September 30, 2025:

	Cost of Investments	Gross Unrealized Appreciation(1)	Gross Unrealized Depreciation(1)	Net Unrealized Appreciation (Depreciation) on Investments(1)
Common Stock Fund	$ 1,735,954,608	$ 581,393,761	$(79,760,774)	$ 501,632,987
Large Cap Fund	1,001,279,177	466,329,523	(78,453,558)	387,875,965
International Fund	2,119,956,791	815,447,066	(188,166,772)	627,280,294
International Currency Unhedged Fund	60,512,686	17,549,854	(5,777,258)	11,772,596
Global Fund	10,315,964	941,746	(784,832)	156,914

(1)	Represents amounts of investments in securities, forward currency contracts and foreign currency transactions.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(7)
Income Tax Information — (Continued)
The difference between the cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. The International Fund is the only Fund with temporary mark to market differences. The components of accumulated earnings (deficit) on a tax-basis are as follows:

	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated (Deficit)	Total Distributable Earnings/ (Accumulated Deficit)
Common Stock Fund	$ 501,632,987	$32,118,564	$ 180,774,976	$ —	$ 714,526,527
Large Cap Fund	387,875,965	11,012,087	145,384,773	—	544,272,825
International Fund	627,280,294	101,855,073	133,750,090	—	862,885,457
International Currency
Unhedged Fund	11,772,596	1,262,127	2,656,282	—	15,691,005
Global Fund	156,914	170,330	—	—	327,244

The International Fund and International Currency Unhedged Fund utilized $359,113,427 and $1,814,115, respectively, of prior year capital loss carryovers.
At September 30, 2025, the Funds did not have any capital loss carryovers.
The tax components of dividends paid during the years ended September 30, 2025 and 2024 are as follows:

	September 30, 2025			September 30, 2024
	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions
Common Stock Fund	$7,534,704	$37,755,920	$45,290,624	$26,529,010	$22,721,869	$49,250,879
Large Cap Fund	13,925,446	166,442,900	180,368,346	15,429,867	146,383,109	161,182,976
International Currency
Unhedged Fund	1,502,349	—	1,502,349	1,165,736	—	1,165,736

(1)	For federal income tax purposes, distributions on short-term capital gains are treated as ordinary income distributions.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(8)	Fund Share Transactions —

	Year Ended September 30, 2025		Year Ended September 30, 2024
Common Stock Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	4,567,696	$172,286,829	7,650,224	$263,481,760
Institutional Class	8,134,402	307,156,469	13,096,609	455,366,917
Reinvestment of dividends and distributions
Investor Class	392,077	14,569,572	500,553	17,028,821
Institutional Class	803,378	29,901,742	926,004	31,539,694
Redemptions
Investor Class	(6,533,998)	(244,251,439)	(5,137,876)	(182,152,191)
Institutional Class	(7,004,293)	(261,661,249)	(5,860,647)	(205,758,205)
Total Investor Class	(1,574,225)	(57,395,038)	3,012,901	98,358,390
Total Institutional Class	1,933,487	75,396,962	8,161,966	281,148,406
Net increase (decrease)	359,262	$18,001,924	11,174,867	$379,506,796

	Year Ended September 30, 2025		Year Ended September 30, 2024
Large Cap Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	1,340,296	$20,281,365	1,663,530	$26,075,532
Institutional Class	3,317,458	51,007,316	5,254,057	83,004,437
Reinvestment of dividends and distributions
Investor Class	6,976,011	102,198,567	6,420,461	94,444,981
Institutional Class	5,312,404	77,507,970	4,549,616	66,697,369
Redemptions
Investor Class	(13,048,884)	(201,289,680)	(15,335,040)	(241,092,151)
Institutional Class	(11,240,721)	(172,233,096)	(16,164,335)	(247,205,357)
Total Investor Class	(4,732,577)	(78,809,748)	(7,251,049)	(120,571,638)
Total Institutional Class	(2,610,859)	(43,717,810)	(6,360,662)	(97,503,551)
Net increase (decrease)	(7,343,436)	$ (122,527,558)	(13,611,711)	$ (218,075,189)

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(8)
Fund Share Transactions — (Continued)

	Year Ended September 30, 2025		Year Ended September 30, 2024
International Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	2,601,482	$95,796,872	7,101,401	$242,220,042
Institutional Class	14,842,123	549,035,982	23,630,790	817,365,630
Redemptions
Investor Class	(8,066,836)	(299,985,891)	(6,151,061)	(213,322,835)
Institutional Class	(72,624,936)	(2,724,302,103)	(18,806,909)	(660,239,499)
Total Investor Class	(5,465,354)	(204,189,019)	950,340	28,897,207
Total Institutional Class	(57,782,813)	(2,175,266,121)	4,823,881	157,126,131
Net increase (decrease)	(63,248,167)	$ (2,379,455,140)	5,774,221	$186,023,338

International Currency Unhedged Fund	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sales
Institutional Class	154,940	$3,355,379	239,751	$5,000,348
Reinvestment of dividends and distributions
Institutional Class	71,312	1,496,844	56,810	1,165,735
Redemptions
Institutional Class	(300,970)	(6,591,926)	(816,375)	(17,952,670)
Total Institutional Class	(74,718)	(1,739,703)	(519,814)	(11,786,587)
Net increase (decrease)	(74,718)	$ (1,739,703)	(519,814)	$(11,786,587)

	For the Period December 31, 2024(1) to September 30, 2025
Global Fund	Shares	Amount
Sales
Institutional Class	503,420	$10,287,228
Redemptions
Institutional Class	(8,571)	(172,887)
Total Institutional Class	494,849	10,114,341
Net increase (decrease)	494,849	$10,114,341

(1)	Inception date.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2025
(9)	Litigation Proceeds —
During the year ended September 30, 2025, the International Fund and the International Currency Unhedged Fund received proceeds of approximately $11,762,889 and $199,833, respectively, relating to settlements of litigation. The proceeds have been included in “Net realized gain (loss) on investments” on the Statements of Operations and Statements of Changes in Net Assets net of associated legal fees of $3,315,826 and $56,920 for the International Fund and the International Currency Unhedged Fund, respectively.
(10)	Subsequent Events —
On September 26, 2025, the Board approved the year-end distributions for the Funds. Cash dividends in the aggregate amounts equal to each of the Fund’s net investment income and short-term capital gains, if any, which will be treated as ordinary income, and long-term capital gains, to be payable on December 19, 2025, to outstanding shareholders of record at the close of business on December 18, 2025. Management has evaluated related events and transactions that occurred subsequent to September 30, 2025, through the date of issuance of the Funds’ financial statements and has determined there were no other subsequent events or transactions.

FMI Funds, Inc.
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
FMI Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedule of forward currency contracts for FMI International Fund and the schedules of investments, of FMI Funds, Inc. comprising the funds listed below (the “Funds”) as of September 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FMI Common Stock Fund FMI Large Cap Fund FMI International Fund FMI International Fund II – Currency Unhedged	For the year ended 2025	For the years ended 2025 and 2024	For the years ended 2025, 2024, 2023, 2022, and 2021
FMI Global Fund	For the period from December 31, 2024 (commencement of operations) through September 30, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

FMI Funds, Inc.
Report of Independent Registered Public Accounting Firm
We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 14, 2025

FMI Funds, Inc.
Additional Information (Unaudited)

For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please review the Statement of Additional Information. You may call (800) 811-5311 and request a Statement of Additional Information, and it will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how each of the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ended June 30. The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website provided above.
Tax Notice (Unaudited)
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Common Stock Fund	82.91%
Large Cap Fund	100%
International Fund	0%
International Currency Unhedged Fund	100%
Global Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

Common Stock Fund	81.78%
Large Cap Fund	100%
International Fund	0%
International Currency Unhedged Fund	2.67%
Global Fund	0%

For the fiscal year ended September 30, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Common Stock Fund	14.14%
Large Cap Fund	34.15%
International Fund	0%
International Currency Unhedged Fund	0%
Global Fund	0%

FMI Funds, Inc.
Additional Information (Unaudited)(Continued)
The International Fund, the International Currency Unhedged Fund, and the Global Fund intend to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates. For the year ended September 30, 2025, the International Fund, the International Currency Unhedged Fund, and the Global Fund had the following foreign source income and foreign tax expense:

	Foreign Source Income	Foreign Tax Expense
International Fund	$ 116,599,896	$ 8,348,095
International Currency Unhedged Fund	1,908,708	131,007
Global Fund	137,391	8,993

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)

See Statements of Operations within Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Not applicable.

FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund

790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202 www.fmifunds.com 414-226-4555
BOARD OF DIRECTORS
ROBERT C. ARZBAECHER	PATRICK J. ENGLISH
JONATHAN T. BLOOM	REBECCA W. HOUSE
JOHN S. BRANDSER	PAUL S. SHAIN
LAWRENCE J. BURNETT	ROBERT J. VENABLE

INVESTMENT ADVISER
FIDUCIARY MANAGEMENT, INC. 790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202
ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 800-811-5311 or 414-765-4124

CUSTODIAN U.S. BANK, N.A. Milwaukee, Wisconsin	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM COHEN & COMPANY, LTD. Milwaukee, Wisconsin

DISTRIBUTOR	LEGAL COUNSEL
FORESIDE FINANCIAL SERVICES, LLC Portland, Maine	FOLEY & LARDNER LLP Milwaukee, Wisconsin

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to open-end investment companies.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FMI Funds, Inc.

By (Signature and Title)*	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	11/21/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	11/21/25

By (Signature and Title)*	/s/ Jonathan T. Bloom
Jonathan T. Bloom, Principal Financial Officer

Date	11/21/25